Income taxes - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognised deferred tax assets [line items]
Deductible temporary differences, basis	$ 2,866	$ 2,550
Unused tax credits, basis	0	0
Tax losses carried forward, basis	23,434	18,259
Total unrecognised deferred tax assets, basis	26,300	20,809
Deductible temporary differences, unrecognised deferred tax asset	1,204	1,138
Unused tax credits	212	0
Tax losses carried forward, unrecognised deferred tax asset	5,677	4,366
Total unrecognised deferred tax assets	$ 7,093	5,504
Percentage of unrecognised tax losses that can be carried forward indefinitely	14.00%
Remaining unrecognised tax losses expiry date	The majority of the remaining part of the unrecognised tax losses expire after 2031.
United States [member]
Unrecognised deferred tax assets [line items]
Total unrecognised deferred tax assets	$ 4,649	3,788
Angola [member]
Unrecognised deferred tax assets [line items]
Total unrecognised deferred tax assets	$ 740	$ 833